Fidelity®

Cash Management
Funds

Treasury Fund
Prime Fund
Tax-Exempt Fund

Annual Report

October 31, 2000

(2_fidelity_logos)(Registered_Trademark)

Contents

Schedules of Investments & Financial Statements
Treasury Fund	<Click Here>
Prime Fund	<Click Here>
Tax-Exempt Fund	<Click Here>
Notes to the Financial Statements	<Click Here>
Report of Independent Accountants	<Click Here>

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Each fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities. Treasury Fund invests in money market securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. Government. Prime Fund invests in a broad range of money market securities. Tax-Exempt Fund seeks to obtain current income, exempt from federal income taxes by investing in municipal money market securities.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Treasury Fund

Investments October 31, 2000

Showing Percentage of Net Assets

U.S. Treasury Obligations - 19.1%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
U.S. Treasury Bills - 1.0%
5/3/01	6.27%	$ 26,000,000	$ 25,201,475
U.S. Treasury Notes - 3.6%
11/15/00	6.48	70,000,000	69,977,243
1/31/01	6.61	25,000,000	24,862,221
			94,839,464
U.S. Treasury Notes - Principal Strips - 14.5%
2/15/01	6.25	25,000,000	24,563,332
2/15/01	6.32	15,000,000	14,735,827
2/15/01	6.71	25,000,000	24,527,631
5/15/01	6.30	50,000,000	48,360,951
5/15/01	6.40	10,000,000	9,668,481
5/15/01	6.42	20,000,000	19,337,696
5/15/01	6.43	10,000,000	9,668,806
5/15/01	6.45	35,000,000	33,837,597
5/15/01	6.47	25,000,000	24,166,609
7/31/01	6.53	64,800,000	61,753,774
8/15/01	6.29	25,000,000	23,814,962
8/15/01	6.30	10,000,000	9,522,127
8/15/01	6.31	5,000,000	4,760,868
8/15/01	6.37	50,000,000	47,587,063
9/30/01	6.53	25,000,000	23,572,972
			379,878,696
TOTAL U.S. TREASURY OBLIGATIONS			499,919,635
Repurchase Agreements - 82.0%
	Maturity Amount	Value (Note 1)
In a joint trading account (U.S. Treasury Obligations) dated:
8/7/00 due 12/1/00 At 6.5%	$ 51,047,222	$ 50,000,000
8/22/00 due 11/15/00 At 6.46%	50,762,639	50,000,000
8/29/00 due 11/28/00 At 6.45%	50,815,208	50,000,000
9/20/00 due 3/12/01 At 6.45%	51,549,792	50,000,000
9/22/00 due 3/21/01 At 6.45%	51,612,500	50,000,000
10/6/00 due 3/27/01 At 6.45%	51,540,833	50,000,000
10/31/00 due 11/1/00 At:
6.55%	37,978,905	37,972,000
6.56%	1,803,328,351	1,803,000,000
TOTAL REPURCHASE AGREEMENTS		2,140,972,000
TOTAL INVESTMENT PORTFOLIO - 101.1%	2,640,891,635
NET OTHER ASSETS - (1.1)%	(29,914,532)
NET ASSETS - 100%	$ 2,610,977,103
Total Cost for Income Tax Purposes $ 2,640,891,635
Income Tax Information
At October 31, 2000, the fund had a capital loss carryforward of approximately $149,000 of which $101,000 and $48,000 will expire on October 31, 2001 and 2007, respectively.

A total of 22.24% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2000
Assets
Investment in securities, at value (including repurchase agreements of $2,140,972,000) - See accompanying schedule		$ 2,640,891,635
Cash		329
Receivable for fund shares sold		15,405,618
Interest receivable		5,433,201
Total assets		2,661,730,783
Liabilities
Payable for investments purchased	$ 25,201,475
Payable for fund shares redeemed	18,776,534
Distributions payable	4,857,537
Accrued management fee	483,882
Distribution fees payable	901,719
Other payables and accrued expenses	532,533
Total liabilities		50,753,680
Net Assets		$ 2,610,977,103
Net Assets consist of:
Paid in capital		$ 2,611,125,863
Accumulated net realized gain (loss) on investments		(148,760)
Net Assets		$ 2,610,977,103
Calculation of Maximum Offering Price Daily Money Class: Net Asset Value, offering price and redemption price per share ($1,249,817,292 ÷ 1,249,863,689 shares)		$1.00
Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($1,175,408,925 ÷ 1,175,452,558 shares)		$1.00
Advisor B Class: Net Asset Value and offering price per share ($117,161,824 ÷ 117,166,173 shares) A		$1.00
Advisor C Class: Net Asset Value and offering price per share ($68,589,062 ÷ 68,591,607 shares) A		$1.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Fund
Financial Statements - continued

Statement of Operations

	Year ended October 31, 2000
Investment Income Interest		$ 151,951,151
Expenses
Management fee	$ 6,293,768
Transfer agent fees	5,637,924
Distribution fees	10,241,473
Accounting fees and expenses	228,428
Non-interested trustees' compensation	11,774
Custodian fees and expenses	12,227
Registration fees	285,270
Audit	35,448
Legal	9,649
Miscellaneous	3,447
Total expenses before reductions	22,759,408
Expense reductions	(1,408,884)	21,350,524
Net investment income		130,600,627
Net Realized Gain (Loss) on Investments		298,729
Net increase in net assets resulting from operations		$ 130,899,356

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2000	Year ended October 31, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 130,600,627	$ 92,935,020
Net realized gain (loss)	298,729	(56,252)
Net increase (decrease) in net assets resulting from operations	130,899,356	92,878,768
Distributions to shareholders from net investment income	(130,600,627)	(92,935,020)
Share transactions - net increase (decrease)	107,023,809	670,713,649
Total increase (decrease) in net assets	107,322,538	670,657,397
Net Assets
Beginning of period	2,503,654,565	1,832,997,168
End of period	$ 2,610,977,103	$ 2,503,654,565

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2000	1999	1998	1997	1996 E	1996 F
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.053	.043	.049	.049	.012	.049
Less Distributions
From net investment income	(.053)	(.043)	(.049)	(.049)	(.012)	(.049)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	5.48%	4.38%	5.04%	4.97%	1.19%	5.06%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 1,250	$ 1,335	$ 1,261	$ 1,284	$ 1,801	$ 1,801
Ratio of expenses to average net assets	.69% D	.65% D	.65% D	.65% D	.65% A, D	.65% D
Ratio of net investment income to average net assets	5.32%	4.30%	4.93%	4.88%	4.66% A	4.94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

E Three months ended October 31, 1996

F Year ended July 31

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000000
Income from Investment Operations
Net investment income	.051	.040	.047	.000134
Less Distributions
From net investment income	(.051)	(.040)	(.047)	(.000134)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000000
Total Return B, C	5.22%	4.12%	4.78%	.01%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 1,175	$ 950	$ 480	$ 265
Ratio of expenses to average net assets	.94% D	.90% D	.90% D	.90% A, D
Ratio of net investment income to average net assets	5.12%	4.06%	4.67%	4.93% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

E For October 31, 1997 (commencement of sale of Capital Reserves Class shares)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Advisor B Class

Years ended October 31,	2000	1999	1998	1997	1996 E	1996 F
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.046	.035	.042	.041	.010	.043
Less Distributions
From net investment income	(.046)	(.035)	(.042)	(.041)	(.010)	(.043)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	4.69%	3.61%	4.26%	4.20%	1.01%	4.33%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 117	$ 157	$ 76	$ 46	$ 20	$ 40
Ratio of expenses to average net assets	1.44% D	1.40% D	1.40% D	1.39% D	1.35% A, D	1.35% D
Ratio of net investment income to average net assets	4.56%	3.60%	4.16%	4.24%	3.96% A	4.13%

A Annualized

B Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

E Three months ended October 31, 1996

F Year ended July 31

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Advisor C Class

Years ended October 31,	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.046	.035	.041
Less Distributions
From net investment income	(.046)	(.035)	(.041)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	4.69%	3.61%	4.22%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 69	$ 62	$ 16
Ratio of expenses to average net assets	1.44% D	1.40% D	1.40% A, D
Ratio of net investment income to average net assets	4.62%	3.61%	4.24% A

A Annualized

B Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

E For the period November 3, 1997 (commencement of sale of Advisor C Class shares) to October 31, 1998.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund

Investments October 31, 2000

Showing Percentage of Net Assets

Certificates of Deposit - 25.4%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Domestic Certificates Of Deposit - 2.0%
Citibank NA, New York
11/3/00	6.78%	$ 50,000,000	$ 50,000,000
11/15/00	7.02	30,000,000	30,000,000
First Union National Bank, North Carolina
11/21/00	6.48	25,000,000	25,000,000
5/15/01	7.35	30,000,000	30,000,000
U.S. Bank NA, Minnesota
11/1/00	6.72 (c)	35,000,000	35,000,000
			170,000,000
London Branch, Eurodollar, Foreign Banks - 12.0%
Abbey National Treasury Services PLC
11/9/00	6.50	25,000,000	25,000,000
11/27/00	6.60	75,000,000	75,000,000
3/12/01	6.70	50,000,000	50,000,000
Alliance & Leicester PLC
3/12/01	6.70	25,000,000	25,000,000
Barclays Bank PLC
11/6/00	6.58	90,000,000	90,000,000
11/21/00	6.55	50,000,000	50,000,000
12/27/00	6.55	100,000,000	100,000,000
Bayerische Hypo-und Vereinsbank AG
11/1/00	6.70	55,000,000	55,000,000
12/11/00	6.50	50,000,000	50,000,000
2/26/01	6.74	75,000,000	75,000,000
Den Danske Bank Group AS
11/22/00	6.60	50,000,000	50,000,143
ING Bank NV
11/8/00	6.51	40,000,000	40,000,074
11/24/00	6.60	25,000,000	25,000,000
Landesbank Hessen-Thuringen
11/20/00	7.00	40,000,000	40,000,204
Morgan Guaranty Trust Co., NY
11/15/00	6.55	25,000,000	24,999,425
Nationwide Building Society
2/14/01	6.70	25,000,000	25,000,000
Northern Rock PLC
3/2/01	6.67	25,000,000	24,999,185
RaboBank Nederland Coop. Central
11/6/00	6.75	75,000,000	75,000,000
12/18/00	6.52	30,000,000	30,000,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
London Branch, Eurodollar, Foreign Banks - continued
Societe Generale
12/1/00	6.57%	$ 45,000,000	$ 45,000,000
12/18/00	6.54	40,000,000	40,000,000
Westdeutsche Landesbank Girozentrale
2/28/01	6.75	25,000,000	25,000,000
			1,039,999,031
New York Branch, Yankee Dollar, Foreign Banks - 11.4%
Bank of Scotland Treasury Services PLC
11/30/00	6.55 (c)	45,000,000	44,983,979
Commerzbank AG
3/23/01	6.75	70,000,000	70,000,000
Deutsche Bank AG
11/10/00	6.55 (c)	45,000,000	44,996,384
11/16/00	7.01	70,000,000	70,000,000
2/5/01	6.75	50,000,000	49,993,139
Dresdner Bank AG
12/29/00	7.05	70,000,000	70,000,000
Merita Bank PLC
3/12/01	6.70	25,000,000	25,000,000
National Westminster Bank PLC
12/4/00	6.55	225,000,000	225,000,000
Norddeutsche Landesbank Girozentrale
2/8/01	6.75	25,000,000	24,996,783
Royal Bank of Canada
11/1/00	6.62 (c)	50,000,000	49,984,401
11/13/00	6.55 (c)	55,000,000	54,994,320
5/2/01	7.00	25,000,000	24,997,640
5/3/01	7.10	25,000,000	24,996,444
Societe Generale
11/9/00	6.60 (c)	55,000,000	54,999,017
UBS AG
12/7/00	6.45	25,000,000	24,991,663
5/1/01	7.00	130,000,000	129,987,794
			989,921,564
TOTAL CERTIFICATES OF DEPOSIT			2,199,920,595
Commercial Paper - 46.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Amsterdam Funding Corp.
11/13/00	6.54%	$ 50,000,000	$ 49,891,500
11/29/00	6.59	50,000,000	49,746,833
12/7/00	6.59	50,000,000	49,675,500
Asset Securitization Coop. Corp.
11/9/00	6.56	50,000,000	49,927,889
11/15/00	6.57	25,000,000	24,936,854
11/29/00	6.56 (c)	85,000,000	84,997,253
Associates Corp. of North America
2/16/01	6.70	35,000,000	34,320,699
Associates First Capital BV
11/10/00	6.56	25,000,000	24,959,375
AT&T Corp.
11/19/00	6.65 (c)	40,000,000	40,000,000
Bank of America Corp.
2/22/01	6.64	25,000,000	24,490,715
3/12/01	6.72	40,000,000	39,055,344
3/13/01	6.70	70,000,000	68,339,367
Barclays U.S. Funding Corp.
11/6/00	6.54	50,000,000	49,954,861
Centric Capital Corp.
11/20/00	6.54	10,000,000	9,965,694
12/4/00	6.59	15,000,000	14,910,763
12/14/00	6.58	10,000,000	9,922,600
CIESCO LP
11/16/00	6.57	75,000,000	74,797,188
CIT Group, Inc.
11/30/00	6.57	30,000,000	29,843,400
Citibank Credit Card Master Trust I (Dakota Certificate Program)
11/2/00	6.54	100,000,000	99,981,903
11/8/00	6.62	100,000,000	99,873,417
11/9/00	6.54	50,000,000	49,927,667
11/9/00	6.64	25,000,000	24,963,722
12/13/00	6.57	50,000,000	49,620,833
Corporate Receivables Corp.
11/13/00	6.55	60,000,000	59,869,800
11/14/00	6.61	50,000,000	49,882,639
12/6/00	6.57	25,000,000	24,842,014
12/14/00	6.58	50,000,000	49,612,403
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
CXC, Inc.
11/21/00	6.61%	$ 50,000,000	$ 49,819,444
11/21/00	6.63	50,000,000	49,819,167
12/4/00	6.56	25,000,000	24,851,042
12/7/00	6.60	25,000,000	24,837,750
Daimler-Chrysler North America Holding Corp.
11/8/00	6.53	75,000,000	74,905,208
12/19/00	6.59	20,000,000	19,827,200
3/2/01	6.71	15,000,000	14,672,796
Delaware Funding Corp.
11/17/00	6.58	10,589,000	10,558,410
11/20/00	6.56	85,000,000	84,708,403
12/8/00	6.55	50,000,000	49,666,486
12/14/00	6.56	50,000,000	49,611,806
Dexia Funding North America
11/22/00	6.44	35,000,000	34,874,438
Edison Asset Securitization LLC
11/3/00	6.59	100,000,000	99,963,889
11/14/00	6.53	100,000,000	99,765,278
11/14/00	6.58	25,000,000	24,941,319
11/15/00	6.55	50,000,000	49,873,456
11/29/00	6.54	50,000,000	49,747,222
11/29/00	6.59	25,000,000	24,873,611
Falcon Asset Securitization Corp.
11/8/00	6.56	100,000,000	99,873,417
11/9/00	6.57	30,000,000	29,956,533
11/21/00	6.57	65,000,000	64,764,917
12/15/00	6.59	19,946,000	19,788,028
Fortis Funding LLC
11/16/00	6.61	25,000,000	24,932,292
11/21/00	6.55	50,000,000	49,820,000
GE Capital International Funding, Inc.
2/8/01	6.67	25,000,000	24,553,813
General Electric Capital Corp.
11/7/00	6.88	50,000,000	49,944,583
12/18/00	6.57	40,000,000	39,662,644
2/27/01	6.72	25,000,000	24,467,361
3/13/01	6.64	25,000,000	24,407,833
General Motors Acceptance Corp.
3/2/01	6.72	25,000,000	24,453,819
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Goldman Sachs Group, Inc.
11/13/00	6.60%	$ 20,000,000	$ 19,956,733
Halifax PLC
12/11/00	6.63	24,500,000	24,323,328
ING America Insurance Holdings, Inc.
11/8/00	6.95	5,000,000	4,993,472
Jupiter Securitization Corp.
11/9/00	6.59	61,900,000	61,810,039
11/21/00	6.57	15,050,000	14,995,653
12/4/00	6.57	27,000,000	26,839,125
Lower Colorado River Auth. Rev.
11/2/00	6.61	30,000,000	30,000,000
Newport Funding Corp.
11/2/00	6.57	75,000,000	74,986,427
11/27/00	6.55	50,000,000	49,764,917
Park Avenue Receivables Corp.
11/2/00	6.56	100,551,000	100,532,789
11/8/00	6.55	75,000,000	74,905,063
Preferred Receivables Funding Corp.
11/7/00	6.59	30,000,000	29,967,300
12/12/00	6.55	20,000,000	19,851,944
Salomon Smith Barney Holdings, Inc.
11/8/00	6.60	49,000,000	48,938,069
11/10/00	6.57	25,000,000	24,959,375
12/4/00	6.56	15,000,000	14,910,763
Societe Generale NA
2/28/01	6.72	75,000,000	73,389,781
Triple-A One Funding Corp.
11/9/00	6.55	38,255,000	38,199,658
Unilever Capital Corp.
11/2/00	6.58	70,000,000	69,987,283
Variable Funding Capital Corp.
11/7/00	6.64	50,000,000	49,945,583
11/9/00	6.54	50,000,000	49,927,667
11/13/00	6.59 (c)	25,000,000	25,000,000
11/14/00	6.57	50,000,000	49,882,639
11/22/00	6.62	55,000,000	54,791,138
12/12/00	6.56	50,000,000	49,629,861
12/12/00	6.57	15,000,000	14,888,788
Ventures Business Trust
12/14/00	6.60	30,000,000	29,767,442
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Windmill Funding Corp.
11/2/00	6.56%	$ 20,000,000	$ 19,996,378
11/14/00	6.57	25,000,000	24,941,319
11/15/00	6.62	25,000,000	24,936,708
11/17/00	6.54	25,000,000	24,927,667
11/20/00	6.55	90,000,000	89,690,775
11/20/00	6.57	25,000,000	24,914,236
11/28/00	6.55	50,000,000	49,755,875
11/29/00	6.55	50,000,000	49,746,833
12/6/00	6.57	25,000,000	24,842,135
TOTAL COMMERCIAL PAPER			4,013,149,161
Federal Agencies - 3.7%

Fannie Mae - 2.2%
Discount Notes - 2.2%
3/15/01	6.51	75,000,000	73,232,872
3/29/01	6.52	50,000,000	48,698,833
4/5/01	6.52	25,000,000	24,319,722
4/19/01	6.52	50,000,000	48,518,903
			194,770,330
Federal Home Loan Bank - 0.6%
Discount Notes - 0.6%
3/28/01	6.52	50,000,000	48,707,625
Freddie Mac - 0.9%
Discount Notes - 0.9%
2/1/01	6.57	52,000,000	51,181,404
2/7/01	6.50	25,000,000	24,584,861
			75,766,265
TOTAL FEDERAL AGENCIES			319,244,220
U.S. Treasury Obligations - 2.9%

U.S. Treasury Bills - 2.9%
2/1/01	6.26 (b)	250,000,000	246,104,062
Bank Notes - 4.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
American Express Centurion Bank
11/1/00	6.68% (c)	$ 50,000,000	$ 50,000,000
11/24/00	6.59 (c)	55,000,000	55,000,000
Bank of America NA
11/2/00	6.63	50,000,000	50,000,000
11/20/00	7.00	25,000,000	25,000,000
3/21/01	6.75	45,000,000	45,000,000
Bank One NA, Chicago
2/5/01	6.69	75,000,000	75,000,000
3/19/01	6.62	75,000,000	75,000,000
TOTAL BANK NOTES			375,000,000
Master Notes - 0.5%

Goldman Sachs Group, Inc.
2/15/01	6.72 (d)	40,000,000	40,000,000
Medium-Term Notes - 4.7%

Associates Corp. of North America
12/29/00	6.66 (c)	85,000,000	85,000,000
CIESCO LP
11/15/00	6.59 (c)	25,000,000	25,000,000
General Motors Acceptance Corp.
11/28/00	6.56 (c)	40,000,000	39,990,335
General Motors Acceptance Corp. Mortgage Credit
11/1/00	6.67	55,000,000	55,000,000
11/1/00	6.69	115,000,000	115,000,000
Merrill Lynch & Co., Inc.
11/3/00	6.59 (c)	40,000,000	39,998,323
Morgan Stanley Dean Witter & Co.
12/18/00	6.68 (c)	50,000,000	49,999,454
TOTAL MEDIUM-TERM NOTES			409,988,112
Short-Term Notes - 4.7%

GE Life & Annuity Assurance Co.
11/1/00	6.72 (c)(d)	80,000,000	80,000,000
Jackson National Life Insurance Co.
1/1/01	6.97 (c)(d)	25,000,000	25,000,000
Short-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Monumental Life Insurance Co.
11/1/00	6.76% (c)(d)	$ 18,000,000	$ 18,000,000
11/1/00	6.79 (c)(d)	20,000,000	20,000,000
New York Life Insurance Co.
12/1/00	6.81 (c)(d)	17,000,000	17,000,000
12/22/00	6.94 (c)(d)	15,000,000	15,000,000
1/1/01	6.95 (c)(d)	30,000,000	30,000,000
RACERS Series 00 10MM,
11/22/00	6.64 (a)(c)	40,000,000	40,000,000
Strategic Money Market Trust Series 2000 A,
11/13/00	6.64 (c)(d)	60,000,000	60,000,000
Strategic Money Market Trust Series 2000 B,
12/13/00	6.66 (a)(c)	30,000,000	30,000,000
Strategic Money Market Trust Series 2000 E,
11/14/00	6.64 (a)(c)	35,000,000	35,000,000
Transamerica Occidental Life Insurance Co.
11/1/00	6.88 (c)(d)	40,000,000	40,000,000
TOTAL SHORT-TERM NOTES			410,000,000
Time Deposits - 3.5%

Fifth Third Bank, Cincinnati
11/1/00	6.66	100,000,000	100,000,000
RaboBank Nederland Coop. Central
11/1/00	6.65	200,000,000	200,000,000
TOTAL TIME DEPOSITS			300,000,000
Repurchase Agreements - 7.2%
	Maturity Amount
In a joint trading account:
(U.S. Government Obligations) dated 10/31/00 due 11/1/00 At 6.62%	$ 30,005,517	30,000,000
(U.S. Treasury Obligations) dated 10/31/00 due 11/1/00 At 6.55%	10,770,958	10,769,000
With:
Chase Securities, Inc. At 6.73%, dated 10/31/00 due 11/1/00 (Commercial Paper Obligations) (Principal Amount $139,500,000) 6.67% - 6.89%, 11/1/00 - 1/23/01	136,025,424	136,000,000
Repurchase Agreements - continued
	Maturity Amount	Value (Note 1)
With: - continued
Goldman Sachs & Co. At 6.71%, dated 10/31/00 due 11/1/00 (Corporate Obligations) (Principal Amount $236,904,000) 0% - 8.62%, 11/26/01 - 12/31/49	$ 215,040,074	$ 215,000,000
J.P. Morgan Securities At 6.68%, dated 10/31/00 due 11/1/00 (Commercial Paper Obligations) (Principal Amount $241,047,000) 0%, 11/30/00 - 12/6/00	235,043,606	235,000,000
TOTAL REPURCHASE AGREEMENTS		626,769,000
TOTAL INVESTMENT PORTFOLIO - 103.2%	8,940,175,150
NET OTHER ASSETS - (3.2)%	(273,152,265)
NET ASSETS - 100%	$ 8,667,022,885
Total Cost for Income Tax Purposes $ 8,940,175,150
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $105,000,000 or 1.2% of net assets.

(b) Security purchased on a delayed delivery or when-issued basis.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
GE Life & Annuity Assurance Co. 6.72%, 11/1/00	4/6/00	$ 80,000,000
Goldman Sachs Group, Inc. 6.72%, 2/15/01	10/19/00	$ 40,000,000
Jackson National Life Insurance Co. 6.97%, 1/1/01	7/6/99	$ 25,000,000
Monumental Life Insurance Co.: 6.76%, 11/1/00	7/31/98 - 9/17/98	$ 18,000,000
6.79%, 11/1/00	3/12/99	$ 20,000,000
New York Life Insurance Co.: 6.81%, 12/1/00	8/28/00	$ 17,000,000
6.94%, 12/22/00	12/20/99	$ 15,000,000
6.95%, 1/1/01	7/13/00	$ 30,000,000
Strategic Money Market Trust Series 2000 A, 6.64%, 11/13/00	9/7/00	$ 60,000,000
Transamerica Occidental Life Insurance Co. 6.88%, 11/1/00	4/28/00	$ 40,000,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding Rule 144A issues) amounted to $345,000,000 or 4% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $10,324,500. The weighted average interest rate was 5.83%. Interest earned from the interfund lending program amounted to $10,024 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information

At October 31, 2000, the fund had a capital loss carryforward of approximately $682,000 of which $48,000, $584,000, $48,000 and $2,000 will expire on October 31, 2001, 2002, 2003 and 2005, respectively.

A total of 1.85% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2000
Assets
Investment in securities, at value (including repurchase agreements of $626,769,000) - See accompanying schedule		$ 8,940,175,150
Receivable for fund shares sold		177,341,010
Interest receivable		53,648,360
Other receivables		4,237
Total assets		9,171,168,757
Liabilities
Payable to custodian bank	$ 311,986
Payable for investments purchased Regular delivery	24,999,185
Delayed delivery	246,104,062
Payable for fund shares redeemed	222,654,532
Distributions payable	3,402,115
Accrued management fee	1,735,604
Distribution fees payable	2,779,054
Other payables and accrued expenses	2,159,334
Total liabilities		504,145,872
Net Assets		$ 8,667,022,885
Net Assets consist of:
Paid in capital		$ 8,667,704,685
Accumulated net realized gain (loss) on investments		(681,800)
Net Assets		$ 8,667,022,885
Daily Money Class: Net Asset Value, offering price and redemption price per share ($4,774,526,414 ÷ 4,774,895,290 shares)		$1.00
Capital Reserves Class: Net Asset Value offering price and redemption price per share ($3,892,496,471 ÷ 3,892,797,201 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund
Financial Statements - continued

Statement of Operations

	Year ended October 31, 2000
Investment Income Interest		$ 533,096,130
Expenses
Management fee	$ 21,002,181
Transfer agent fees	18,877,411
Distribution fees	30,476,188
Accounting fees and expenses	673,283
Non-interested trustees' compensation	30,760
Custodian fees and expenses	145,632
Registration fees	1,665,595
Audit	48,624
Legal	29,922
Miscellaneous	10,568
Total expenses before reductions	72,960,164
Expense reductions	(5,316,515)	67,643,649
Net investment income		465,452,481
Net Realized Gain (Loss) on Investments		53,032
Net increase in net assets resulting from operations		$ 465,505,513

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2000	Year ended October 31, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 465,452,481	$ 294,115,962
Net realized gain (loss)	53,032	2,085
Net increase (decrease) in net assets resulting from operations	465,505,513	294,118,047
Distributions to shareholders from net investment income	(465,452,481)	(294,115,962)
Share transactions - net increase (decrease)	1,406,643,491	1,607,217,411
Total increase (decrease) in net assets	1,406,696,523	1,607,219,496
Net Assets
Beginning of period	7,260,326,362	5,653,106,866
End of period	$ 8,667,022,885	$ 7,260,326,362

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2000	1999	1998	1997	1996 E	1996 F
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.056	.046	.050	.050	.012	.050
Less Distributions
From net investment income	(.056)	(.046)	(.050)	(.050)	(.012)	(.050)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	5.79%	4.65%	5.15%	5.06%	1.22%	5.13%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 4,775	$ 4,336	$ 3,397	$ 2,687	$ 2,663	$ 2,581
Ratio of expenses to average net assets	.69% D	.65% D	.65% D	.65% D	.65% A, D	.65% D
Ratio of net investment income to average net assets	5.64%	4.57%	5.03%	4.95%	4.85% A	5.00%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

E Three months ended October 31, 1996

F Year ended July 31

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000000
Income from Investment Operations
Net investment income	.054	.043	.048	.000131
Less Distributions
From net investment income	(.054)	(.043)	(.048)	(.000131)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000000
Total Return B, C	5.53%	4.39%	4.89%	.01%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 3,892	$ 2,924	$ 2,256	$ 1,764
Ratio of expenses to average net assets	.94% D	.90% D	.90% D	.90% A, D
Ratio of net investment income to average net assets	5.41%	4.30%	4.79%	4.78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

E For October 31, 1997 (commencement of sale of Capital Reserves Class shares)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund

Investments October 31, 2000

Showing Percentage of Net Assets

Municipal Securities - 102.7%
	Principal Amount	Value (Note 1)
Alabama - 3.3%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Putters 124, 4.43% (Liquidity Facility J.P. Morgan & Co., Inc.) (b)(c)	$ 5,000,000	$ 5,000,000
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 4.45%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	2,200,000	2,200,000
Columbia Ind. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1999 A, 4.6%, VRDN (b)	800,000	800,000
Series 1999 C, 4.7%, VRDN (b)	4,300,000	4,300,000
Jefferson County Swr. Rev. Participating VRDN Series PA 487R, 4.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	1,120,000	1,120,000
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (VHA of Alabama, Inc. Cap. Assets Proj.) Series 1985 H, 4.4% (AMBAC Insured) (BPA Mellon Bank NA, Pittsburgh), VRDN (b)	2,200,000	2,200,000
Port City Med. Clinic Board Mobile Rev. (Alabama Infirmary Health Sys. Proj.) Series 1998 A, 4.35% (AMBAC Insured), VRDN (b)	7,200,000	7,200,000
		22,820,000
Alaska - 0.2%
Alaska Hsg. Fin. Corp. Participating VRDN Series Merlots 99 D, 4.48% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(c)	1,100,000	1,100,000
Arizona - 2.0%
Arizona Health Facilities Auth. Rev. (Arizona Health Care Pooled Fing. Prog.) Series 2000 A, 4.45%, (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	3,200,000	3,200,000
Pima County Ind. Dev. Auth. Multi-family Hsg. Rev. (La Cholla Apt. Proj.) Series 1996, 4.45%, LOC Chase Bank of Texas NA, VRDN (b)	4,100,000	4,100,000
Pinal County Ind. Dev. Auth. Hosp. Rev. (Casa Grande Med. Ctr. Proj.) Series 1995, 4.5%, LOC Chase Manhattan Bank, VRDN (b)	6,605,000	6,605,000
		13,905,000
Arkansas - 0.2%
Arkansas Hosp. Equip. Fin. Auth. (Arkansas Hosp. Assoc. Pooled Fing. Prog.) Series 1998 A, 4.45%, LOC Bank of America NA, VRDN (b)	1,200,000	1,200,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
California - 1.2%
California Higher Ed. Student Ln. Auth. Rev. Bonds Series 1992 D3, 4.35%, tender 4/1/01, LOC Student Ln. Marketing Assoc.	$ 4,900,000	$ 4,900,000
Los Angeles Reg'l. Arpt. Impt. Rev. (Los Angeles Int'l. Arpt., Air France Proj.) 4.6%, LOC Societe Generale, VRDN (b)	3,100,000	3,100,000
		8,000,000
Colorado - 0.2%
Colorado Hsg. Fin. Auth. Rev. (Diamond Head Proj.) 4.4% (Fannie Mae Guaranteed), VRDN (b)	1,075,000	1,075,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 4.5%, VRDN (b)	1,500,000	1,500,000
District of Columbia - 0.5%
District of Columbia Rev. (American Assoc. Med. College Proj.) 4.33% (AMBAC Insured), VRDN (b)	3,575,000	3,575,000
Florida - 7.4%
Dade County Wtr. & Swr. Sys. Rev. Participating VRDN Series SG 74, 4.43% (Liquidity Facility Societe Generale) (b)(c)	1,210,000	1,210,000
Florida Board of Ed. Cap. Outlay Participating VRDN Series MSDW 00 233, 4.43% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(c)	3,075,000	3,075,000
Florida Muni. Pwr. Agcy. 4.35% 11/13/00, LOC First Union Nat'l. Bank, North Carolina, CP	1,000,000	1,000,000
Florida State Board Ed. Pub. Ed. Participating VRDN Series SGA 102, 4.7% (Liquidity Facility Societe Generale) (b)(c)	6,900,000	6,900,000
Indian River County Hosp. District Hosp. Rev. Bonds Series 1988, 4.35% tender 2/8/01, LOC Kredietbank, CP mode	1,050,000	1,050,000
Jacksonville Elec. Auth. Rev. Participating VRDN Series MSDW 00 226, 4.43% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(c)	2,500,000	2,500,000
Lee County Hosp. Board Directors Hosp. Rev. Bonds (Lee Memorial Hosp. Proj.):
Series 1985 D, 4.35% tender 3/8/01 (Liquidity Facility Suntrust Bank), CP mode	1,500,000	1,500,000
Series 1992 B, 4.4% tender 11/7/00 (Liquidity Facility Suntrust Bank), CP mode	3,500,000	3,500,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 4.7%, VRDN (b)	1,300,000	1,300,000
Orange County Health Facilities Auth. Rev. (Florida Hosp. Assoc. Health Proj.) Series 2000 A, 4.45%, (Liquidity Facility Bank of New York NA), (Liquidity Facility Bank of Nova Scotia), VRDN (b)	2,800,000	2,800,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Pasco County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Carlton Arms of Magnolia Valley Proj.) Series 1985, 4.525%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)	$ 2,000,000	$ 2,000,000
Pinellas County School District TAN 4.65% 6/29/01	18,300,000	18,343,158
Sarasota County Pub. Hosp. District Rev. Bonds (Sarasota Memorial Hosp. Proj.) Series A:
4.3% tender 11/9/00, CP mode	1,800,000	1,800,000
4.35% tender 3/8/01, CP mode	1,000,000	1,000,000
Sarasota Edl. Facilities Rev. (Ringling School of Art Proj.) Series 2000, 4.4%, LOC Suntrust Bank, VRDN (b)	1,500,000	1,500,000
Sunshine State Govt. Fing. Commission Rev. Series B, 4.35% 2/12/01 (FGIC Insured), CP	1,600,000	1,600,000
		51,078,158
Georgia - 3.9%
Atlanta Arpt. Rev. Participating VRDN Series SG 138, 4.43% (Liquidity Facility Societe Generale) (b)(c)	3,800,000	3,800,000
Brooks County Dev. Auth. Rev. (Presbyterian Home, Inc. Proj.) 4.4%, LOC Suntrust Bank, VRDN (b)	1,700,000	1,700,000
Fulton County Hsg. Auth. Multi-family Hsg. Rev. (Holcomb's Landing Apts. Proj.) 4.4%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)	8,200,000	8,200,000
Macon-Bibb County Hosp. Auth. Rev. (Med. Ctr. of Central Georgia Proj.) 4.4%, LOC Suntrust Bank, VRDN (b)	1,255,000	1,255,000
Savannah Econ. Dev. Auth. Rev. (La Quinta Motor Inns, Inc. Proj.) Series 1991, 4.4%, LOC Bank of America NA, VRDN (b)	1,100,000	1,100,000
South Georgia Hosp. Auth. Rev. (Georgia Alliance Cmnty. Hosp. Proj.) Series 1999 A, 4.45% (AMBAC Insured), VRDN (b)	11,000,000	11,000,000
		27,055,000
Idaho - 0.2%
Caribou County Poll. Cont. Rev. (Pharmacia Corp. Proj.) Series 1990, 4.4%, VRDN (b)	1,500,000	1,500,000
Illinois - 12.3%
Chicago Board of Ed. Participating VRDN Series BA 96 BB, 4.47% (Liquidity Facility Bank of America NA) (b)(c)	3,400,000	3,400,000
Chicago Rev. (HomeStart Prog.) Series 2000 A, 4.45%, LOC Northern Trust Co., Chicago, LOC Bank One NA, VRDN (b)	1,900,000	1,900,000
Chicago Tax Increment Alloc. Rev. (Stockyards Southeast Quad Proj.) Series 1996 B, 4.45%, LOC Northern Trust Co., Chicago, VRDN (b)	2,700,000	2,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 97 V, 4.48% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(c)	$ 1,285,000	$ 1,285,000
Series SGA 93, 4.7% (Liquidity Facility Societe Generale) (b)(c)	11,500,000	11,500,000
Illinois Dev. Fin. Auth. Rev.:
(AMR Pooled Fing. Prog.) Series A, 4.45% (Bank of America NA Guaranteed), VRDN (b)	2,205,000	2,205,000
(Local Govt. Fing. Prog.) Series 1999 A, 4.45% (AMBAC Insured), VRDN (b)	16,800,000	16,800,000
Illinois Edl. Facilities Auth. Rev.:
(Art Institute of Chicago Proj.) Series 1996, 4.4% (Liquidity Facility Bank of America NA), VRDN (b)	5,700,000	5,700,000
(Chicago Children's Museum Proj.) Series 1994, 4.4%, LOC Bank One NA, Michigan, VRDN (b)	1,000,000	1,000,000
Illinois Gen. Oblig. Participating VRDN Series ROC 00 10, 4.43% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(c)	1,800,000	1,800,000
Illinois Health Facilities Auth. Rev.:
Participating VRDN Series FRRI 00 N11, 4.5% (Liquidity Facility Bank of New York NA) (b)(c)	2,000,000	2,000,000
(Little Co. of Mary Hosp. Proj.) Series 1997 B, 4.4% (MBIA Insured), VRDN (b)	19,695,000	19,695,000
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series SGB 10, 4.43% (Liquidity Facility Societe Generale) (b)(c)	7,745,000	7,745,000
Series SGB 19, 4.43% (Liquidity Facility Societe Generale) (b)(c)	1,000,000	1,000,000
Lombard Ind. Proj. Rev. (B&H Partnership Proj.) Series 1995, 4.7%, LOC Lasalle Bank NA, VRDN (b)	3,375,000	3,375,000
McCook Village Rev. (Saint Andrew Society Proj.) Series 1996 A, 4.4%, LOC Northern Trust Co., Chicago, VRDN (b)	1,300,000	1,300,000
Schaumberg Ind. Dev. Rev. (La Quinta Motor Inns, Inc. Proj.) Series 1991, 4.4%, LOC Bank of America NA, VRDN (b)	1,320,000	1,320,000
		84,725,000
Indiana - 3.9%
Indiana Bond Bank TAN Series 2000 A2, 4.75% 1/18/01, LOC Bank of America NA	3,200,000	3,203,772
Indiana Health Facilities Fing. Auth. Rev. (Cmnty. Village-Hartsfield Village Proj.) 4.4%, LOC Lasalle Bank NA, VRDN (b)	4,000,000	4,000,000
Indiana Office Bldg. Communication Cap. Complex Rev. Series A, 4.35% 2/7/01 (Liquidity Facility Bank One NA, Michigan), CP	1,800,000	1,800,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Indiana - continued
Marshall County Ind. Econ. Dev. Rev. (Culver Edl. Foundation Prog.) Series 2000, 4.4%, LOC Bank One NA, VRDN (b)	$ 7,500,000	$ 7,500,000
Purdue Univ. Univ. Rev. Participating VRDN Series PA 760R, 4.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	1,300,000	1,300,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 4.5%, LOC Bank One, Indiana NA, VRDN (b)	7,800,000	7,800,000
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Co. Proj.) Series 1985 L1, 4.3% tender 11/10/00 (Nat'l. Rural Util. Coop. Fin. Corp. Guaranteed), CP mode	1,000,000	1,000,000
		26,603,772
Kansas - 0.9%
La Cygne Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1994, 5.4%, VRDN (b)	2,500,000	2,500,000
Sedgwick County Unified School District #259 Bonds 5.5% 9/1/01	3,658,000	3,691,299
		6,191,299
Kentucky - 2.2%
Kentucky Asset Liability Commission Agcy. Fund Rev. Bonds Series 1999, 4.35% tender 3/1/01 (Liquidity Facility Westdeutsche Landesbank Girozentrale), CP mode	2,000,000	2,000,000
Kentucky Asset Liability Commission Gen. Fund Rev. TRAN Series A, 5.25% 6/27/01	9,800,000	9,843,400
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.):
Series 1992 A, 4.6% tender 11/1/00, CP mode	2,000,000	2,000,000
Series 1996 A, 4.5% tender 2/7/01, CP mode	1,000,000	1,000,000
		14,843,400
Louisiana - 0.6%
Calcasieu Parish Ind. Dev. Board Poll. Cont. Rev. (PPG Industries, Inc. Proj.) Series 1992, 4.45%, VRDN (b)	4,450,000	4,450,000
Maryland - 0.4%
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN Series PA 40, 4.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	2,570,000	2,570,000
Massachusetts - 0.3%
Massachusetts Tpk. Auth. Western Tpk. Rev. Participating VRDN Series BA 97 N, 4.5% (Liquidity Facility Bank of America NA) (b)(c)	1,925,000	1,925,000
Michigan - 0.3%
Wayne-Westland Cmnty. Schools Participating VRDN Series MSDW 98 67, 4.43% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(c)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Minnesota - 3.1%
Becker Poll. Cont. Rev. Bonds (Northern States Pwr. Co.-Sherburne County Generating Station Unit 3 Proj.) Series 1992 A, 4.4% tender 11/7/00, CP mode	$ 2,000,000	$ 2,000,000
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Children's Health Care Proj.) Series B, 4.65% (FSA Insured) (BPA Norwest Bank NA, Minnesota), VRDN (b)	2,500,000	2,500,000
Minneapolis & Saint Paul Metro. Arpts. Commission Rev. Participating VRDN Series Merlots 00 ZZ, 4.48% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(c)	1,840,000	1,840,000
Minnesota Gen. Oblig. Participating VRDN Series ROC 2 99 4, 4.43% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(c)	3,300,000	3,300,000
Minnesota Hsg. Fin. Agcy. Bonds:
(Residential Hsg. Fin. Prog.) Series PT 114, 4.4%, tender 2/22/01 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)	1,900,000	1,900,000
Series 2000 G, 4.35%, tender 8/30/01	3,100,000	3,100,000
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 4.45% (Fannie Mae Guaranteed), VRDN (b)	1,400,000	1,400,000
Rockford Independent School District #883 Participating VRDN Series ROC 2 R30, 4.43% (b)(c)	5,115,000	5,115,000
		21,155,000
Mississippi - 0.2%
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Merlots 00 HH, 4.48% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(c)	1,100,000	1,100,000
Nevada - 1.0%
Las Vegas Valley Wtr. District Series A, 4.35% 2/12/01, LOC UBS AG, LOC Westdeutsche Landesbank Girozentrale, CP	4,600,000	4,600,000
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 4.43% (Liquidity Facility Societe Generale) (b)(c)	2,500,000	2,500,000
		7,100,000
New Mexico - 0.5%
Farmington Poll. Cont. Rev. Participating VRDN Series Merlots 00 DD, 4.48% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(c)	1,400,000	1,400,000
New Mexico Hosp. Equip. Ln. Council Rev. (Pooled Ln. Prog.) Series 2000 A, 4.45%, (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	2,000,000	2,000,000
		3,400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - 2.2%
New York City Gen. Oblig.:
Series 1994 E2, 4.75%, LOC Morgan Guaranty Trust Co., NY, VRDN (b)	$ 2,400,000	$ 2,400,000
Series 1994 E5, 4.75%, LOC Morgan Guaranty Trust Co., NY, VRDN (b)	4,800,000	4,800,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 3, 4.35% 11/8/00, LOC Commerzbank AG, LOC Toronto Dominion Bank, CP	2,000,000	2,000,000
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series FRRI 00 A16, 5.25% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(c)	1,300,000	1,300,000
Series Merlots 99 G, 4.43% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(c)	3,300,000	3,300,000
New York State Local Govt. Assistance Corp. Bonds Series PT 1040, 4.6%, tender 1/10/01 (Liquidity Facility Bank of America NA) (c)	1,700,000	1,700,000
		15,500,000
Non State Specific - 0.4%
Stephens Equity Trust I Participating VRDN Series 1996, 4.53%, LOC Bayerische Hypo-und Vereinsbank AG (b)(c)	2,782,035	2,782,035
North Carolina - 0.9%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series MSDW 00 209, 4.43% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(c)	5,995,000	5,995,000
Ohio - 9.9%
Athens Gen. Oblig. BAN Fourth Series, 4.6% 11/22/00	2,600,000	2,600,520
Butler County Gen. Oblig. BAN 4.8% 7/11/01	2,850,000	2,857,537
Clinton County Hosp. Rev. (Ohio Hosp. Cap., Inc. Pooled Fing. Prog.):
Series 1998, 4.45%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	2,000,000	2,000,000
Series 2000 A, 4.45%, LOC Nat'l. City Bank, VRDN (b)	8,785,000	8,785,000
4.45%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	23,500,000	23,500,000
Dayton Gen. Oblig. BAN 4.6% 12/1/00	7,100,000	7,102,247
Forest Park Gen. Oblig. BAN 5.26% 10/11/01	1,750,000	1,762,784
Franklin County Health Care Facilities Rev. (Nat'l. Church Residences Proj.) Series B, 4.43%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	2,065,000	2,065,000
Hilliard Gen. Oblig. BAN 4.95% 7/20/01	1,000,000	1,003,420
Lorain County Independent Living Facilities (Elyria United Methodist Village Proj.) 4.44%, LOC Bank One NA, VRDN (b)	2,100,000	2,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Higher Edl. Facility Rev. (Pooled Fing. Prog.):
Series 1996, 4.5%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	$ 1,655,000	$ 1,655,000
Series 1997, 4.5%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,600,000	6,600,000
Ohio Pub. Facilities Commission Rev. Bonds Series II B, 5% 11/1/00 (FSA Insured)	3,000,000	3,000,000
Ohio Spl. Oblig. Bonds Series B, 5.25% 12/1/00 (FSA Insured)	2,000,000	2,002,148
Summit County Gen. Oblig. BAN 5.5% 5/31/01	1,200,000	1,204,640
		68,238,296
Oklahoma - 1.1%
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma Hosp. Assoc. Proj.):
Series 1999 A, 4.45% (CDC Fdg. Corp. Guaranteed), VRDN (b)	3,900,000	3,900,000
Series 2000 A, 4.45% (CDC Fdg. Corp. Guaranteed), VRDN (b)	3,400,000	3,400,000
		7,300,000
Oregon - 0.8%
Multnomah County School District #1J Portland TRAN 5% 6/29/01	3,000,000	3,011,331
Portland Swr. Sys. Participating VRDN Series MSDW 00 386, 4.43% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(c)	2,800,000	2,800,000
		5,811,331
Pennsylvania - 8.3%
Allegheny County Ind. Dev. Auth. Rev. (Duquesne Lt. Co. Proj.) Series 1999 A, 4.4% (AMBAC Insured), VRDN (b)	2,000,000	2,000,000
Berks County Ind. Dev. Auth. Rev. (Construction Fasteners Proj.) Series 1996 A, 4.6%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)	415,000	415,000
Dauphin County Gen. Auth. Rev. (School District Pooled Fing. Prog.) 4.37% (AMBAC Insured) (BPA Bank of Nova Scotia) (BPA Commerzbank AG), VRDN (b)	11,200,000	11,200,000
Delaware County Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Philadelphia Elec. Co. Proj.) Series 1988 A, 4.35% tender 2/8/01 (FGIC Insured) (Liquidity Facility FGIC-SPI), CP mode	2,800,000	2,800,000
Emmaus Gen. Auth. Rev. (Pennsylvania Ln. Prog.) Series 2000 A, 4.41% (FSA Insured), VRDN (b)	27,100,000	27,100,000
New Garden Gen. Auth. Muni. Rev. (Muni. Pooled Fing. Prog.) Series 1999, 4.37% (AMBAC Insured), VRDN (b)	3,700,000	3,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
North Pennsylvania Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 30, 4.43% (Liquidity Facility Societe Generale) (b)(c)	$ 1,330,000	$ 1,330,000
Pennsylvania Gen. Oblig. Participating VRDN Series ROC 00 3, 4.43% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(c)	6,200,000	6,200,000
Upper Darby School District TRAN 5% 6/29/01	2,230,000	2,232,937
		56,977,937
South Carolina - 3.1%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series MSDW 00 212, 4.43% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(c)	7,495,000	7,495,000
South Carolina Edl. Facilities Auth. (Claflin College Proj.) Series 1997, 4.53%, LOC Bank of America NA, VRDN (b)	4,645,000	4,645,000
South Carolina Hsg. Fin. & Hsg. Dev. Auth. Multi-family Rev. (Spartanburg-Oxford Proj.) Series 1990 D, 4.5% (Continental Casualty Co. Guaranteed), VRDN (b)	9,415,000	9,415,000
		21,555,000
South Dakota - 0.6%
South Dakota Hsg. Dev. Auth. Bonds (Homeownership Mtg. Prog.) Series 2000 J, 4.375% 11/8/01 (a)	4,000,000	4,000,000
Tennessee - 4.8%
Knox County Health & Ed. Hsg. Facilities Board Rev. (Pooled Hosp. Ln. Prog.) Series 1999 A, 4.45% (CDC Fdg. Corp. Guaranteed), VRDN (b)	13,100,000	13,100,000
Memphis Gen. Oblig. Participating VRDN Series SGB 23, 4.43% (Liquidity Facility Societe Generale) (b)(c)	1,200,000	1,200,000
Metro. Govt. Nashville & Davidson County Health & Ed. Facilities Board Rev. (Adventist Health Sys. Proj.) Series A, 4.4%, LOC Suntrust Bank, VRDN (b)	5,800,000	5,800,000
Montgomery County Pub. Bldg. Auth. Rev. Series 1995, 4.35%, LOC Bank of America NA, VRDN (b)	10,000,000	10,000,000
Sevier County Pub. Bldg. Auth. Rev. Series II D2, 4.35% (AMBAC Insured), VRDN (b)	3,100,000	3,100,000
		33,200,000
Texas - 14.6%
Austin Combined Util. Sys. Rev. Series A:
4.35% 2/8/01, LOC Morgan Guaranty Trust Co., NY, LOC State Street Bank & Trust Co., CP	1,000,000	1,000,000
4.35% 2/12/01, LOC Morgan Guaranty Trust Co., NY, LOC State Street Bank & Trust Co., CP	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Austin Gen. Oblig. Participating VRDN Series 1999 2, 4.43% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(c)	$ 1,100,000	$ 1,100,000
Austin Hsg. Fin. Corp. Multi-family Hsg. Rev. (Riverchase Proj.) Series 1985 A, 4.43%, LOC Household Fin. Corp., VRDN (b)	1,000,000	1,000,000
Brazos River Hbr. Navigation District of Brazoria County Rev. Bonds (Dow Chemical Co. Proj.) Series 1991, 4.35% tender 11/8/00, CP mode	4,000,000	4,000,000
Brownsville Util. Sys. Rev. Series A, 4.35% 11/8/00, LOC Toronto Dominion Bank, CP	1,000,000	1,000,000
Coastal Wtr. Auth. Participating VRDN Series CDC 97 J Class A, 4.47% (Liquidity Facility Caisse des Depots et Consignations) (b)(c)	1,020,000	1,020,000
Comal County Health Facilities Dev. Rev. (McKenna Memorial Health Sys. Proj.) 4.45%, LOC Chase Bank of Texas NA, VRDN (b)	2,000,000	2,000,000
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 4.43% (Liquidity Facility Societe Generale) (b)(c)	1,000,000	1,000,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 4.45%, LOC Chase Bank of Texas NA, VRDN (b)	3,600,000	3,600,000
Harris County Health Facilities Dev. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 1999 B, 4.45% (FSA Insured), VRDN (b)	1,500,000	1,500,000
Harris County Hosp. District Rev. TRAN:
4.54% 2/15/01 (d)	2,300,000	2,300,000
4.56% 2/15/01	1,500,000	1,500,000
Harris County Ind. Dev. Corp. Ind. Dev. Rev. (Johann Haltermann Proj.) Series 1996 A, 4.45%, LOC Chase Bank of Texas NA, VRDN (b)	1,300,000	1,300,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series SG 127, 4.43% (Liquidity Facility Societe Generale) (b)(c)	2,000,000	2,000,000
Lower Colorado River Auth. Rev. Participating VRDN Series PA 590R, 4.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	4,200,000	4,200,000
North Central Texas Health Facilities Dev. Corp. Rev. Bonds (Dallas Methodist Hosp. Proj.) Series 1998, 4.35% tender 12/8/00 (AMBAC Insured) (Liquidity Facility Dexia Cr. Local de France), CP mode	4,400,000	4,400,000
Pearland Independent School District Participating VRDN Series SG 106, 4.43% (Liquidity Facility Societe Generale) (b)(c)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
San Antonio Arpt. Sys. Participating VRDN Series 96C4305, 4.43% (Liquidity Facility Citibank NA, New York) (b)(c)	$ 8,805,000	$ 8,805,000
San Antonio Elec. & Gas Rev. Participating VRDN:
Series SG 101, 4.43% (Liquidity Facility Societe Generale) (b)(c)	3,400,000	3,400,000
Series SG 104, 4.43% (Liquidity Facility Societe Generale) (b)(c)	1,100,000	1,100,000
Series SG 105, 4.43% (Liquidity Facility Societe Generale) (b)(c)	1,000,000	1,000,000
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series Merlots 00 VV, 4.48% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(c)	1,000,000	1,000,000
Series 1995, 4.4% 12/13/00, CP	1,500,000	1,500,000
Socorro Independant School District Participating VRDN Series 20004306, 4.33% (Liquidity Facility Citibank NA, New York) (b)(c)	5,805,000	5,805,000
Texarkana Ind. Dev. Corp. Ind. Dev. Rev. (La Quinta Motor Inns, Inc. Proj.) Series 1991, 4.4%, LOC Bank of America NA, VRDN (b)	1,540,000	1,540,000
Texas Gen. Oblig.:
Participating VRDN Series FRRI 00 A18, 4.95% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(c)	23,000,000	23,000,000
TRAN 5.25% 8/31/01	11,100,000	11,184,940
Texas Pub. Fin. Auth. Rev. Series B, 4.35% 3/7/01, CP	1,000,000	1,000,000
Univ. of Texas Univ. Rev. Participating VRDN Series MSDW 98 97, 4.43% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(c)	2,440,000	2,440,000
		100,694,940
Utah - 2.7%
Intermountain Pwr. Agcy. Ctfs. of Prtn. Participating VRDN Series 96C4402 Class A, 4.43% (Liquidity Facility Citibank NA, New York) (b)(c)	4,000,000	4,000,000
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series 1985 E2, 4.35% tender 2/7/01 (AMBAC Insured) (BPA Landesbank Hessen-Thuringen), CP mode	1,700,000	1,700,000
Series 1997 B1, 4.4% 12/4/00, CP	2,000,000	2,000,000
Series 1997 B3:
4.35% 2/6/01, CP	5,500,000	5,500,000
4.35% 2/7/01, CP	1,400,000	1,400,000
Provo City Hsg. Rev. (Branbury Park Proj.) Series 1987 A, 4.44%, LOC Bank One, Arizona NA, VRDN (b)	4,230,000	4,230,000
		18,830,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Virginia - 1.6%
Chesapeake Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1985, 4.35% tender 2/8/01, CP mode	$ 2,100,000	$ 2,100,000
York County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1985, 4.35% tender 2/8/01, CP mode	9,100,000	9,100,000
		11,200,000
Washington - 3.3%
King County Gen. Oblig. Participating VRDN Series PA 740R, 4.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	8,545,000	8,545,000
Washington Gen. Oblig. Participating VRDN:
Series SG 37, 4.43% (Liquidity Facility Societe Generale) (b)(c)	5,500,000	5,500,000
Series SGA 35, 4.43% (Liquidity Facility Societe Generale) (b)(c)	1,000,000	1,000,000
Series SGA 36, 4.43% (Liquidity Facility Societe Generale) (b)(c)	2,260,000	2,260,000
Series SGB 9, 4.43% (Liquidity Facility Societe Generale) (b)(c)	900,000	900,000
Series SGB 11, 4.43% (Liquidity Facility Societe Generale) (b)(c)	4,595,000	4,595,000
		22,800,000
West Virginia - 0.3%
West Virginia Hosp. Fin. Auth. Rev. (WVHA Pooled Ln. Fing. Prog.) Series 2000 A, 4.5%, (Liquidity Facility Bank of Nova Scotia), (Liquidity Facility BNP Paribas SA), VRDN (b)	2,000,000	2,000,000
Wisconsin - 2.8%
Green Bay School District BAN 5.15% 4/13/01	1,100,000	1,100,000
Wisconsin Gen. Oblig.:
Participating VRDN:
Series MSDW 00 291, 4.43% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(c)	1,827,500	1,827,500
Series PT 1231, 4.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	15,000,000	15,000,000
Series 1998 B, 4.35% 11/17/00, CP	1,100,000	1,100,000
		19,027,500
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Wyoming - 0.3%
Wyoming Cmnty. Dev. Auth. Participating VRDN Series Merlots 00 KK, 4.48% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(c)	$ 1,600,000	$ 1,600,000
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Participating VRDN Series PT 112, 4.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	260,000	260,000
		1,860,000
TOTAL INVESTMENT PORTFOLIO - 102.7%	706,643,668

NET OTHER ASSETS - (2.7)%	(18,885,938)
NET ASSETS - 100%	$ 687,757,730
Total Cost for Income Tax Purposes $ 706,643,668
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Harris County Hosp. District Rev. TRAN 4.54% 2/15/01	9/13/00	$ 2,300,000
Minnesota Hsg. Fin. Agcy. Bonds (Residential Hsg. Fin. Prog.) Series PT 114, 4.4%, tender 2/22/01 (Liquidity Facility Merrill Lynch & Co., Inc.)	8/31/00	$ 1,900,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding Rule 144A issues) amounted to $4,200,000 or 0.6% of net assets.

Income Tax Information

At October 31, 2000, the fund had a capital loss carryforward of approximately $153,000 of which $1,000, $64,000, $3,000, $28,000 and $57,000 will expire on October 31, 2003, 2004, 2006, 2007 and 2008, respectively.

During the fiscal year ended October 31, 2000, 100% of the fund's income dividends was free from federal income tax, and 0% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2000
Assets
Investment in securities, at value - See accompanying schedule		$ 706,643,668
Cash		34,143
Receivable for fund shares sold		7,575,590
Interest receivable		5,638,438
Total assets		719,891,839
Liabilities
Payable for investments purchased Regular delivery	$ 10,000,000
Delayed delivery	4,000,000
Payable for fund shares redeemed	17,363,970
Distributions payable	262,579
Accrued management fee	135,171
Distribution fees payable	200,974
Other payables and accrued expenses	171,415
Total liabilities		32,134,109
Net Assets		$ 687,757,730
Net Assets consist of:
Paid in capital		$ 687,910,674
Accumulated net realized gain (loss) on investments		(152,944)
Net Assets		$ 687,757,730
Daily Money Class: Net Asset Value, offering price and redemption price per share ($466,623,751 ÷ 466,727,146 shares)		$1.00
Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($221,133,979 ÷ 221,182,978 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund
Financial Statements - continued

Statement of Operations

	Year ended October 31, 2000
Investment Income Interest		$ 28,775,144
Expenses
Management fee	$ 1,753,226
Transfer agent fees	1,545,595
Distribution fees	2,264,193
Accounting fees and expenses	120,973
Non-interested trustees' compensation	2,296
Custodian fees and expenses	22,071
Registration fees	193,412
Audit	27,361
Legal	2,630
Miscellaneous	1,092
Total expenses before reductions	5,932,849
Expense reductions	(578,091)	5,354,758
Net investment income		23,420,386
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(57,392)
Increase (decrease) in net unrealized gain from accretion of discount		(30)
Net gain (loss)		(57,422)
Net increase in net assets resulting from operations		$ 23,362,964

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2000	Year ended October 31, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 23,420,386	$ 17,508,672
Net realized gain (loss)	(57,392)	(27,371)
Increase (decrease) in net unrealized gain from accretion of discount	(30)	-
Net increase (decrease) in net assets resulting from operations	23,362,964	17,481,301
Distributions to shareholders from net investment income	(23,420,386)	(17,508,672)
Share transactions - net increase (decrease)	14,704,017	(31,698,257)
Total increase (decrease) in net assets	14,646,595	(31,725,628)
Net Assets
Beginning of period	673,111,135	704,836,763
End of period	$ 687,757,730	$ 673,111,135

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.034	.026	.030	.031	.030
Less Distributions
From net investment income	(.034)	(.026)	(.030)	(.031)	(.030)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	3.47%	2.65%	3.03%	3.10%	3.02%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 467	$ 503	$ 519	$ 469	$ 500
Ratio of expenses to average net assets	.69% B	.65% B	.65% B	.65% B	.65% B
Ratio of net investment income to average net assets	3.41%	2.61%	2.99%	3.06%	2.98%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000000
Income from Investment Operations
Net investment income	.032	.024	.027	.000078
Less Distributions
From net investment income	(.032)	(.024)	(.027)	(.000078)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000000
Total Return B, C	3.21%	2.40%	2.78%	.01%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 221	$ 170	$ 186	$ 177
Ratio of expenses to average net assets	.94% D	.90% D	.90% D	.90% A, D
Ratio of net investment income to average net assets	3.16%	2.37%	2.73%	2.81% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

E For October 31, 1997 (commencement of sale of Capital Reserves Class shares)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2000

1. Significant Accounting Policies.

Treasury Fund (Treasury), Prime Fund (Prime) and Tax-Exempt Fund (Tax-Exempt) (collectively referred to as "the funds") are funds of Newbury Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Each fund is authorized to issue an unlimited number of shares.

Prime and Tax-Exempt each offer two classes of shares, Daily Money Class and Capital Reserves Class, whereas Treasury offers four classes of shares, Daily Money Class, Capital Reserves Class, Advisor B Class, and Advisor C Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Daily Money Class shares after a holding period of seven years from the initial date of purchase. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. For Tax-Exempt, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees of Prime must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Income dividends are declared separately for each class.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), certain funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding each fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Restricted Securities. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

3. Joint Trading Account.

At the end of the period, Treasury had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated August 7, 2000, due December 1, 2000	6.50%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$200,000,000
Aggregate maturity amount of agreements	$204,188,889
Aggregate market value of transferred assets	$204,979,995
Coupon rates of transferred assets	5.75%
Maturity dates of transferred assets	11/15/00
Dated August 22, 2000, due November 15, 2000	6.46%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$253,813,194
Aggregate market value of transferred assets	$258,208,178
Coupon rates of transferred assets	5.25% to 10.75%
Maturity dates of transferred assets	2/28/01 to 2/15/20

Annual Report

Notes to Financial Statements - continued

3. Joint Trading Account - continued

Summary of Joint Trading - continued

Dated August 29, 2000, due November 28, 2000	6.45%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$254,076,042
Aggregate market value of transferred assets	$255,001,012
Coupon rates of transferred assets	5.50% to 13.75%
Maturity dates of transferred assets	8/15/04 to 2/15/08
Dated September 20, 2000, due March 12, 2001	6.45%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$350,000,000
Aggregate maturity amount of agreements	$360,848,541
Aggregate market value of transferred assets	$359,647,528
Coupon rates of transferred assets	5.25% to 14.00%
Maturity dates of transferred assets	11/15/10 to 5/15/30
Dated September 22, 2000, due March 21, 2001	6.45%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$258,062,500
Aggregate market value of transferred assets	$256,787,342
Coupon rates of transferred assets	7.88% to 11.13%
Maturity dates of transferred assets	5/15/03 to 2/15/21
Dated October 6, 2000, due March 27, 2001	6.45%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$200,000,000
Aggregate maturity amount of agreements	$206,163,333
Aggregate market value of transferred assets	$204,918,689
Coupon rates of transferred assets	10.75% to 11.75%
Maturity dates of transferred assets	5/15/03 to 11/15/14

Annual Report

Notes to Financial Statements - continued

3. Joint Trading Account - continued

Summary of Joint Trading - continued

Dated October 31, 2000, due November 1, 2000	6.55%
Number of dealers or banks	6
Maximum amount with one dealer or bank	54%
Aggregate principal amount of agreements	$913,206,000
Aggregate maturity amount of agreements	$913,372,063
Aggregate market value of transferred assets	$930,451,342
Coupon rates of transferred assets	0% to 11.63%
Maturity dates of transferred assets	11/1/00 to 11/15/26
Dated October 31, 2000, due November 1, 2000	6.56%
Number of dealers or banks	18
Maximum amount with one dealer or bank	10.9%
Aggregate principal amount of agreements	$6,395,975,000
Aggregate maturity amount of agreements	$6,397,139,795
Aggregate market value of transferred assets	$6,543,594,870
Coupon rates of transferred assets	0% to 14.00%
Maturity dates of transferred assets	11/1/00 to 2/15/29

4. Fees and Other Transactions with Affiliates.

Management Fee. As each fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of 0.25% of the fund's average net assets.

Sub-Adviser Fee. As each fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fees are paid prior to any voluntary expense reimbursements which may be in effect.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Daily Money Class	.25%
Capital Reserves Class	.50%
Advisor B Class	1.00%*
Advisor C Class	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Treasury - Daily Money Class	$ 3,274,111	$ 68,557
Treasury - Capital Reserves Class	5,111,268	-
Treasury - Advisor B Class	1,225,601	920,016
Treasury - Advisor C Class	630,493	344,646
	$ 10,241,473	$ 1,333,219
Prime - Daily Money Class	$ 11,528,170	$ 213,613
Prime - Capital Reserves Class	18,948,018	168,154
	$ 30,476,188	$ 381,767
Tax-Exempt - Daily Money Class	$ 1,242,278	$ 76,021
Tax-Exempt - Capital Reserves Class	1,021,915	3,572
	$ 2,264,193	$ 79,593

Sales Load. FDC receives the proceeds of contingent deferred sales charges levied on Treasury - Advisor B Class share redemptions occurring within six years of purchase and Treasury - Advisor C Class share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Treasury - Advisor B Class and 1% for Treasury - Advisor C Class, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. When Advisor B Class shares and Advisor C Class shares are initially sold, FDC pays commissions from its own resources to dealers through which the sales are made. For the period, FDC received contingent deferred sales charges of $1,066,762 and $94,246 for Treasury - Advisor B Class and Treasury - Advisor C Class, respectively.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Treasury and Prime. Citibank, N.A.(Citibank) is the custodian, transfer agent and shareholder servicing agent for Tax-Exempt. Citibank has entered into a sub-contract with FIIOC to perform the activities associated with Tax-Exempt's transfer and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.

	Transfer Agent	Amount	% of Average Net Assets
Treasury - Daily Money Class	FIIOC	$ 2,940,399.22
Treasury - Capital Reserves Class	FIIOC	2,275,440.22
Treasury - Advisor B Class	FIIOC	273,617.22
Treasury - Advisor C Class	FIIOC	148,468.24
		$ 5,637,924
Prime - Daily Money Class	FIIOC	$ 10,548,340.23
Prime - Capital Reserves Class	FIIOC	8,329,071.22
		$ 18,877,411
Tax-Exempt - Daily Money Class	Citibank	$ 1,093,333.22
Tax-Exempt - Capital Reserves Class	Citibank	452,262.22
		$ 1,545,595

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains each fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, each fund, along with other money market funds advised by FMR or its affiliates, have entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. Each fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, Treasury, Prime and Tax-Exempt paid premiums of $13,510, $277,485 and $27,884, respectively, for the calendar year 2000 to FIDFUNDS, all of which were reimbursed by FMR.

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions.

Effective January 1, 2000, FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Treasury - Daily Money Class	0.70%	$ 745,407
Treasury - Capital Reserves Class	0.95%	549,131
Treasury - Advisor B Class	1.45%	69,179
Treasury - Advisor C Class	1.45%	41,582
		$ 1,405,299
Prime - Daily Money Class	0.70%	$ 3,126,295
Prime - Capital Reserves Class	0.95%	2,187,312
		$ 5,313,607
Tax-Exempt - Daily Money Class	0.70%	$ 404,823
Tax-Exempt - Capital Reserves Class	0.95%	166,837
		$ 571,660

For the period November 1, 1999 through December 31, 1999, FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

FMR Expense Limitations
Treasury - Daily Money Class	0.65%
Treasury - Capital Reserves Class	0.90%
Treasury - Advisor B Class	1.40%
Treasury - Advisor C Class	1.40%

Prime - Daily Money Class	0.65%
Prime - Capital Reserves Class	0.90%

Tax-Exempt - Daily Money Class	0.65%
Tax-Exempt - Capital Reserves Class	0.90%

In addition, through arrangements with each fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, custodian fees were reduced by $3,585, $2,908 and $6,431 under this arrangement for Treasury, Prime and Tax-Exempt, respectively.

Annual Report

Notes to Financial Statements - continued

6. Beneficial Interest.

At the end of the period, three shareholders were each record owners of more than 10% of the total outstanding shares of Treasury, totaling 40%.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

From net investment income	Year ended October 31, 2000	Year ended October 31, 1999
Treasury - Daily Money Class	$ 69,735,328	$ 56,266,008
Treasury - Capital Reserves Class	52,366,790	32,147,540
Treasury - Advisor B Class	5,585,872	3,285,526
Treasury - Advisor C Class	2,912,637	1,235,946
Total	$ 130,600,627	$ 92,935,020
Prime - Daily Money Class	$ 260,254,021	$ 176,390,936
Prime - Capital Reserves Class	205,198,460	117,725,026
Total	$ 465,452,481	$ 294,115,962
Tax-Exempt - Daily Money Class	$ 16,953,102	$ 13,167,682
Tax-Exempt - Capital Reserves Class	6,467,284	4,340,990
Total	$ 23,420,386	$ 17,508,672

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Year ended October 31, 2000	Year ended October 31, 1999
Treasury - Daily Money Class Shares sold	6,428,567,910	5,722,936,674
Reinvestment of distributions from net investment income	62,645,735	49,125,095
Shares redeemed	(6,577,018,502)	(5,697,775,047)
Net increase (decrease)	(85,804,857)	74,286,722
Treasury - Capital Reserves Class Shares sold	4,714,677,731	3,416,749,618
Reinvestment of distributions from net investment income	13,691,980	10,369,848
Shares redeemed	(4,502,561,890)	(2,957,403,279)
Net increase (decrease)	225,807,821	469,716,187
Treasury - Advisor B Class Shares sold	279,062,132	318,202,032
Reinvestment of distributions from net investment income	4,963,608	2,915,643
Shares redeemed	(323,540,555)	(240,560,462)
Net increase (decrease)	(39,514,815)	80,557,213
Treasury - Advisor C Class Shares sold	270,157,791	353,971,617
Reinvestment of distributions from net investment income	2,485,761	1,010,792
Shares redeemed	(266,107,892)	(308,828,882)
Net increase (decrease)	6,535,660	46,153,527
Prime - Daily Money Class Shares sold	23,566,708,288	20,996,467,981
Reinvestment of distributions from net investment income	240,595,522	164,591,586
Shares redeemed	(23,368,351,220)	(20,222,203,985)
Net increase (decrease)	438,952,590	938,855,582
Prime - Capital Reserves Class Shares sold	43,574,862,116	23,390,518,755
Reinvestment of distributions from net investment income	185,394,254	109,332,314
Shares redeemed	(42,792,565,469)	(22,831,489,240)
Net increase (decrease)	967,690,901	668,361,829
Tax-Exempt - Daily Money Class Shares sold	2,061,950,798	1,751,898,670
Reinvestment of distributions from net investment income	14,755,396	11,633,194
Shares redeemed	(2,113,123,326)	(1,778,973,508)
Net increase (decrease)	(36,417,132)	(15,441,644)
Tax-Exempt - Capital Reserves Class Shares sold	1,041,721,032	897,724,620
Reinvestment of distributions from net investment income	6,284,630	4,146,977
Shares redeemed	(996,884,513)	(918,128,210)
Net increase (decrease)	51,121,149	(16,256,613)

Annual Report

Report of Independent Accountants

To the Trustees of Newbury Street Trust and the Shareholders of Treasury Fund, Prime Fund and Tax-Exempt Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Treasury Fund, Prime Fund and Tax-Exempt Fund (funds of Newbury Street Trust) at October 31, 2000, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Newbury Street Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 8, 2000

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Investments
Money Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

Boyce I. Greer, Vice President

John J. Todd, Vice President

Robert A. Litterst, Vice President

Scott A. Orr, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA (Prime Fund &
Treasury Fund)

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

Custodian

The Bank of New York

New York, NY (Prime Fund &
Treasury Fund)

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

DMFI-ANN-1200 118913
1.538749.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com